Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 27,492,000	$ 6,344,000	$ (32,726,000)	$ (23,489,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	0	1,000	2,000	0
Amortization of intangible assets	0	0	0	22,000
Stock compensation expense for options and warrants issued to employees and non-employees	4,051,000	231,000	3,761,000	2,630,000
Note Allonges			3,667,000	0
Amortization of debt discounts	972,000	1,043,000	2,494,000	2,759,000
Non-cash interest expense	1,504,000	6,880,000	9,840,000	2,764,000
Change in value of warrant and derivative liabilities	(36,759,000)	(17,874,000)	7,400,000	13,962,000
Note Settlement			0	(176,000)
Changes in operating assets and liabilities:
Accounts receivable	0	0
Inventory			0	42,000
Other assets	0	25,000	25,000	13,000
Accounts payable and accrued expenses	1,508,000	270,000	880,000	(276,000)
Net cash used in operating activities	(1,232,000)	(3,080,000)	(4,657,000)	(1,749,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets			(1,000)	(6,000)
Net cash used by investing activities			(1,000)	(6,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	1,540,000	2,350,000	3,850,000	2,589,000
Repayment of note payable	0	0	0	(6,000)
Net cash provided by financing activities	1,540,000	2,350,000	3,850,000	2,583,000
Minority Interest	0	0	0	(16,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	308,000	(730,000)	(808,000)	812,000
CASH AND CASH EQUIVALENTS - Beginning of period	47,000	855,000	855,000	43,000
CASH AND CASH EQUIVALENTS - End of period	355,000	125,000	$ 47,000	$ 855,000
Supplemental Disclosures:
Interest paid	0	0
Income taxes paid	0	0
Supplemental non-cash activities
Issuance of common stock for interest expense	0	247,000
Issuance of common stock to convert notes payable	1,429,000	0
Issuance of common stock in payment of accrued interest	$ 270,000	$ 0